Related Party Disclosures - Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of transactions between related parties [abstract]
Salaries, benefits and directors fees	$ 1,114,485	$ 1,551,593	$ 1,692,551
Share based compensation	75,252	70,992	118,991
Compensation of key management personnel	$ 1,189,737	$ 1,622,585	$ 1,811,542